NEW SHERIDAN DEVELOPING WORLD FUND
SUMMARY SECTION New Sheridan Developing World Fund (the “Fund”)
Investment Objective
The Fund’s objective is to seek long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NEW SHERIDAN DEVELOPING WORLD FUND	Investor	Institutional
Maximum sales charge (Load) imposed on purchases	none	none
Maximum deferred sales charge (Load)	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NEW SHERIDAN DEVELOPING WORLD FUND		Investor	Institutional
Management Fees		1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.69%	0.69%
Total Annual Fund Operating Expenses		2.29%	2.04%
Fee Waiver and Expense Reimbursement	[2]	(0.44%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.85%	1.60%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first fiscal year.
[2]	New Sheridan Advisors, LLC (the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.60% of the Fund's average daily net assets for each of the Investor Class and Institutional Class shares, respectively. This agreement is in effect through January 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NEW SHERIDAN DEVELOPING WORLD FUND (USD $)	1 Year	3 Years
Investor Class	188	673
Institutional Class	163	597

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption NEW SHERIDAN DEVELOPING WORLD FUND (USD $)	1 Year	3 Years
Investor Class	188	673
Institutional Class	163	597

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers who are economically tied to a "developing country". The Fund's adviser, New Sheridan Advisors, LLC (the "Adviser"), considers developing countries to include most Asian, Eastern European, African, Middle Eastern and Latin American nations, including, but not limited to, China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Taiwan, Thailand, Bangladesh, Pakistan, Sri Lanka, Vietnam, Czech Republic, Poland, Greece, Turkey, Russia, Kuwait, Oman, Qatar, Saudi Arabia, United Arab Emirates ("UAE"), Egypt, South Africa, Kenya, Nigeria, Argentina, Brazil, Chile, Columbia, Mexico and Peru. The Adviser identifies what it considers to be developing countries based upon its own analysis of measures of economic growth, political stability, industrialization and legal and regulatory framework.

The Adviser will also consider classifications as defined by Morgan Stanley Capital International ("MSCI"), the World Bank, the United Nations, and the International Monetary Fund ("IMF"), or other entities or organizations, as the Adviser may determine from time to time. The Adviser typically considers an issuer to be "economically tied" to a developing country if: (1) the company is organized under the laws of a developing country or has its principal office in a developing country; (2) at the time of investment, the company derived a significant portion (i.e., 50% or more) of its total revenues during its most recently completed fiscal year from business activities in a developing country; or (3) at the time of investment, the company's equity securities are traded principally on stock exchanges or over-the-counter markets in a developing country. Under normal circumstances, the Fund will invest in large, mid and small capitalization developing country issuers.

Although the Adviser expects, under normal market conditions, that the level of the Fund's investments in equity securities of issuers who are economically tied to a "developing country" will exceed 80% of the Fund's net assets (plus borrowings for investment purposes), the Adviser may invest the balance in cash, derivative instruments or exchange-traded funds (ETFs), including ETFs that may enter into short sales.

The Adviser uses an active management investment approach to researching, identifying and selecting portfolio companies. The research process encompasses a scorecard approach by which the Adviser analyzes countries, sectors and individual securities based on a set of predetermined factors. The analysis combines top-down economic analysis with bottom-up fundamental research that aims to identify growing but stable companies trading at attractive valuations relative to anticipated growth in revenue and earnings. The investment approach seeks to provide a standardized process that minimizes bias and prevents strategy shift. Further, the scorecards establish a record of investment conclusions that can be used in the review process.
Principal Risks of the Fund
As with any mutual fund, there are risks to investing. Neither the Fund nor the Adviser can guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Market Risk and Selection Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Certain foreign governments may not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, settlements and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

Developing Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing market countries. Developing market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, developing market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

As a consequence, developing market issuers may be susceptible to increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

The Gulf countries of Bahrain, Kuwait, Oman, Qatar, and the UAE constitute a high percentage of the MSCI Frontier Markets Index. Thus, changes in the price of oil have a direct and significant effect on these economies, i.e., if the price of oil increases, these countries benefit; and if the price of oil declines, these countries would be adversely affected.

Currency Risk. Investments of the Fund denominated in a currency other than the U.S. dollar are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. The Adviser may try to hedge these risks by investing in foreign currencies or through derivative instruments thereon, but there can be no assurance that such strategies will be implemented, or if implemented, will be effective.

Foreign Tax Risk. The Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversified Fund Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.newsheridanadvisors.com or by calling 1-844-805-5999.